Operating Segments Information - Summary of Segment Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2022 USD ($)
Disclosure of operating segments [line items]
Operating revenue	$ 670,872,643	$ 21,831,196	$ 569,997,133	$ 476,978,710
Interest income	654,747	21,306	542,329	520,783
Interest expense	(3,989,134)	(129,812)	(2,798,935)	(3,437,228)
Depreciation and amortization	(55,451,889)	(1,804,487)	(54,524,277)	(51,259,065)
Share of the profit or loss of associates and joint ventures	1,185,377	38,574	899,700	547,612
Impairment loss	(388,775)	(12,652)	(126,766)	(992,273)
Segment profit before income tax	81,763,628	2,660,711	80,193,769	35,768,798
Expenditures for segment assets	75,800,574	2,466,664	74,417,541	59,024,201
Investments accounted for using the equity method	14,679,346		16,996,600	12,806,673	$ 477,688
Contract assets	5,731,173		5,607,209	4,782,904	186,501
Packaging segment [member]
Disclosure of operating segments [line items]
Operating revenue	303,947,502	9,890,905	272,543,899	218,666,071
Interest income	109,148	3,551	61,141	133,160
Interest expense	(2,150,382)	(69,977)	(1,604,107)	(2,244,280)
Depreciation and amortization	(33,509,358)	(1,090,444)	(34,384,500)	(32,333,229)
Share of the profit or loss of associates and joint ventures	779,474	25,365	737,650	362,133
Impairment loss	(64,257)	(2,092)	(86,997)	(218,600)
Segment profit before income tax	51,824,438	1,686,445	41,581,126	17,476,440
Expenditures for segment assets	45,936,563	1,494,844	48,531,368	38,643,303
Investments accounted for using the equity method	10,341,203		12,744,756	9,146,344	336,518
Contract assets	4,869,541		4,735,181	3,641,244	158,462
Testing segment [member]
Disclosure of operating segments [line items]
Operating revenue	55,960,182	1,821,028	49,978,736	47,271,074
Interest income	84,562	2,752	88,874	79,821
Interest expense	(463,043)	(15,068)	(405,648)	(564,269)
Depreciation and amortization	(14,901,939)	(484,931)	(13,819,080)	(14,189,024)
Share of the profit or loss of associates and joint ventures	81,627	2,656	66,107	99,670
Impairment loss	(105,169)	(3,422)	(39,769)	(773,673)
Segment profit before income tax	14,626,156	475,957	11,998,938	10,277,760
Expenditures for segment assets	21,765,965	708,297	16,773,513	14,275,397
Investments accounted for using the equity method	1,643,940		1,896,372	1,340,307	53,496
Contract assets	861,632		872,028	1,141,660	28,039
EMS segment [member]
Disclosure of operating segments [line items]
Operating revenue	301,966,818	9,826,450	239,488,267	204,690,669
Interest income	418,507	13,619	301,072	275,766
Interest expense	(1,029,128)	(33,489)	(629,584)	(443,519)
Depreciation and amortization	(4,654,383)	(151,461)	(4,336,266)	(2,877,546)
Share of the profit or loss of associates and joint ventures	324,276	10,553	95,943	85,809
Impairment loss	(219,349)	(7,138)
Segment profit before income tax	14,368,179	467,562	8,528,675	8,438,766
Expenditures for segment assets	6,188,401	201,380	7,654,560	5,614,409
Investments accounted for using the equity method	2,694,203		2,355,472	2,320,022	$ 87,674
All other segments [member]
Disclosure of operating segments [line items]
Operating revenue	8,998,141	292,813	7,986,231	6,350,896
Interest income	42,530	1,384	91,242	32,036
Interest expense	(346,581)	(11,278)	(159,596)	(185,160)
Depreciation and amortization	(2,386,209)	(77,651)	(1,984,431)	(1,859,266)
Segment profit before income tax	944,855	30,747	18,085,030	(424,168)
Expenditures for segment assets	1,909,645	62,143	1,458,100	491,092
Inter-group revenues [member] | Packaging segment [member]
Disclosure of operating segments [line items]
Operating revenue	6,940,878	225,867	7,244,889	10,436,168
Inter-group revenues [member] | Testing segment [member]
Disclosure of operating segments [line items]
Operating revenue	524,387	17,064	339,619	435,587
Inter-group revenues [member] | EMS segment [member]
Disclosure of operating segments [line items]
Operating revenue	35,533,226	1,156,304	27,825,073	21,472,775
Inter-group revenues [member] | All other segments [member]
Disclosure of operating segments [line items]
Operating revenue	9,080,132	295,481	7,527,260	7,234,303
Inter-group revenues [member] | Adjustments and Eliminations [member]
Disclosure of operating segments [line items]
Operating revenue	(52,078,623)	(1,694,716)	(42,936,841)	(39,578,833)
Operating segment [member]
Disclosure of operating segments [line items]
Operating revenue	722,951,266	23,525,911	612,933,974	516,557,543
Operating segment [member] | Packaging segment [member]
Disclosure of operating segments [line items]
Operating revenue	310,888,380	10,116,771	279,788,788	229,102,239
Operating segment [member] | Testing segment [member]
Disclosure of operating segments [line items]
Operating revenue	56,484,569	1,838,092	50,318,355	47,706,661
Operating segment [member] | EMS segment [member]
Disclosure of operating segments [line items]
Operating revenue	337,500,044	10,982,754	267,313,340	226,163,444
Operating segment [member] | All other segments [member]
Disclosure of operating segments [line items]
Operating revenue	$ 18,078,273	$ 588,294	$ 15,513,491	$ 13,585,199